Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 198,022	$ 206,210
Accounts receivable, net of allowance of $1,523 and $1,290, respectively	131,375	125,746
Net investment in finance leases, net of allowance of $126 and $100, respectively	115,849	113,048
Container leaseback financing receivable, net of allowance of $45 and $38, respectively	50,239	30,317
Trading containers	7,292	12,740
Containers held for sale	11,178	7,007
Prepaid expenses and other current assets	15,267	14,184
Due from affiliates, net	2,639	2,376
Total current assets	531,861	511,628
Restricted cash	82,295	76,362
Marketable securities	2,660	2,866
Containers, net of accumulated depreciation of $1,913,327 and $1,851,664, respectively	4,707,731	4,731,878
Net investment in finance leases, net of allowance of $761 and $643, respectively	1,683,450	1,693,042
Container leaseback financing receivable, net of allowance of $76 and $75, respectively	682,200	323,830
Derivative instruments	72,817	12,278
Deferred taxes	1,070	1,073
Other assets	15,634	14,487
Total assets	7,779,718	7,367,444
Current liabilities:
Accounts payable and accrued expenses	18,285	22,111
Container contracts payable	130,055	140,968
Other liabilities	4,915	4,895
Due to container investors, net	19,097	17,985
Debt, net of unamortized costs of $10,129 and $8,624, respectively	389,303	380,207
Total current liabilities	561,655	566,166
Debt, net of unamortized costs of $27,899 and $32,019, respectively	5,286,670	4,960,313
Derivative instruments	7	2,139
Income tax payable	10,990	10,747
Deferred taxes	9,249	7,589
Other liabilities	37,970	39,236
Total liabilities	5,906,541	5,586,190
Shareholders' Equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,647,685 shares issued and 48,018,141 shares outstanding at 2022; 59,503,710 shares issued and 48,831,855 shares outstanding at 2021	596	595
Treasury shares, at cost, 11,629,544 and 10,671,855 shares, respectively	(194,868)	(158,459)
Additional paid-in capital	434,577	428,945
Accumulated other comprehensive income	71,798	9,750
Retained earnings	1,261,074	1,200,423
Total shareholders’ equity	1,873,177	1,781,254
Total liabilities and shareholders' equity	$ 7,779,718	$ 7,367,444